Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets, net
Prepayments and other current assets, net

7.Prepayments and other current assets, net

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits to financial partners and other vendors	10,913	3,663
Prepaid expenses	8,875	706
Receivables from third-party online payment platforms and business partners	1,261	1,880
Deductible input VAT	4,577	835
Others	5,911	641
Total prepayments and other current assets	31,537	7,725
Allowance for credit losses	(8,909)	(3,120)
Total prepayments and other current assets, net	22,628	4,605

For the years ended December 31, 2021, 2022 and 2023, the Group made allowance for prepayments and other current assets in the amount of RMB636, RMB8,781 and RMB1,584, respectively.